Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income	$ 77,351	$ 172,554	$ 174,348
Less preferred dividend attributable to preferred shareholders	8,000	8,978	11,064
(Plus) Mezzanine equity measurement	0	0	(271)
Net income available to common shareholders	$ 69,351	$ 163,576	$ 163,555
Weighted average number of shares, basic (in shares)	113,619,092	120,653,507	113,716,354
Weighted average number of shares, diluted (in shares)	113,619,092	120,653,507	113,716,354
Earnings/(loss) per share, basic (in USD per share)	$ 0.61	$ 1.36	$ 1.44
Earnings/(loss) per share, diluted (in USD per share)	$ 0.61	$ 1.36	$ 1.44